INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of income tax reconciliation

	Year ended December 31,
	2025	2024(1)
Income (loss) before income taxes	$226.9	$(1,123.9)
Income tax expense (recovery) at the combined basic federal and provincial tax rate (26.5% in 2025 and 2024)	60.1	(297.8)
Decrease (increase) resulting from:
Permanent differences	23.1	51.0
Investment tax credit	(39.7)	—
Variance between combined Canadian tax rate and the tax rate applicable to U.S. income	1.3	(3.3)
Recognition of previously unrecognized deductible temporary differences	(13.7)	(497.1)
Non-taxable (loss) income	(47.7)	504.7
Changes in estimate related to prior years	—	(11.9)
Other	2.4	28.0
Income tax recovery	$(14.2)	$(226.4)

(1)Comparative figures have been re-presented, refer to Note 2 and 23.

Schedule of deferred tax assets and liabilities

						Recognized in
			Acquisitions		Recognized	other
	Balance,	Discontinued	via business	Foreign	in net income	comprehensive	Balance,
	December 31, 2024	operations	combinations	exchange	(loss)	income (loss)	December 31, 2025
Deferred income tax assets
Non-capital loss and interest carry forwards	$128.5	$(30.0)	$—	$(2.3)	$59.7	$—	$155.9
Landfill closures and post-closure obligations	293.0	—	3.8	(12.0)	7.8	—	292.6
Accrued liabilities	26.1	—	—	(1.5)	28.9	—	53.5
Cash flow hedges	23.2	—	—	—	(19.1)	0.5	4.6
Leases	113.5	(14.4)	1.2	(2.0)	(9.3)	—	89.0
Other	145.9	(6.3)	3.5	8.4	(90.6)	(4.6)	56.3
	$730.2	$(50.7)	$8.5	$(9.4)	$(22.6)	$(4.1)	$651.9

Deferred income tax liabilities
Property and equipment	$892.0	$(89.8)	$0.8	$(29.5)	$4.8	$—	$778.3
Intangible assets	485.2	(160.0)	22.6	(9.1)	(14.9)	—	323.8
Investment in associates and joint ventures	(466.0)	746.7	—	(1.0)	28.7	—	308.4
Other	74.2	(1.1)	0.8	(0.1)	(54.7)	—	19.1
	$985.4	$495.8	$24.2	$(39.7)	$(36.1)	$—	$1,429.6

					Recognized in
		Acquisitions			other
	Balance,	via business	Foreign	Recognized	comprehensive	Balance,
	December 31, 2023	combinations	exchange	in net loss	loss	December 31, 2024
Deferred income tax assets
Non-capital loss and interest carry forwards	$456.3	$—	$14.9	$(342.7)	$—	$128.5
Landfill closures and post-closure obligations	214.7	4.0	17.6	56.7	—	293.0
Investment in associates and joint ventures	—	—	—	466.0	—	466.0
Accrued liabilities	49.5	—	0.4	(23.8)	—	26.1
Cash flow hedges	5.6	—	—	—	17.6	23.2
Leases	66.5	0.8	—	46.2	—	113.5
Other	49.8	2.1	14.6	79.5	(0.1)	145.9
	$842.4	$6.9	$47.5	$281.9	$17.5	$1,196.2
Deferred income tax liabilities
Property and equipment	$847.7	$—	$80.8	$(36.5)	$—	$892.0
Intangible assets	536.0	1.7	8.5	(61.0)	—	485.2
Other	(72.1)	—	(0.5)	146.9	(0.1)	74.2
	$1,311.6	$1.7	$88.8	$49.4	$(0.1)	$1,451.4